Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

22 Leases

RBS Group has adopted IFRS 16 Leases retrospectively from 1 January 2019 on a modified retrospective basis without restating prior periods.The impact on RBS Group’s balance sheet and retained earnings is shown below:

2019
£bn
Retained earnings at 1 January 2019	14.3
Loans to customers - Finance leases	0.2
Other assets - Net right of use assets	1.3
- Recognition of lease liabilities	(1.9)
- Provision for onerous leases	0.2
Other liabilities	(1.7)
Net impact on retained earnings	(0.2)
Retained earnings at 1 January 2019	14.1

On adoption of IFRS 16, RBS Group recognised right of use assets and lease liabilities in relation to leases which has been previously classified as operating leases under IAS17 Leases subject to certain practical expedients as allowed by the standard (see below).

The following practical expedients permitted by the standard were used:

•	A single discount rate has been applied to a portfolio of lease with reasonably similar characteristics.
•	The accounting for operating leases with a remaining lease term of 12 months at 1 January 2019 for non property leases.
•	Exclusion of initial direct costs from the measurement of the right of use asset at the date of initial application.
•	Reliance on assessment of onerous provisions under IAS 37 Provisions, Contingent Liabilities and Contingent Assets for the purposes of impairment.
•	The use of hindsight where contracts contain options to extend or terminate the lease in determining the lease term.

The lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of 1 January 2019. The weighted average of lessee’s incremental borrowing rate applied to the lease liabilities on 1 January 2019 was 2.3%.

2019
£m
Operating lease commitments at 31 December 2018	2,689
Adjustments as a result of different treatment of extension and termination options	(134)
Discounted using the incremental borrowing rate	(684)
Other	5
Lease liabilities recognised as at 1 January 2019 on adoption of IFRS 16	1,876

Lessees

2019
£m
Amounts recognised in consolidated income statement
Interest payable	(44)
Depreciation (1)	(224)
Rental expense on short term leases	(4)
Income from subleasing right of use assets	9

Rental expense in respect of operating leases in 2018 was £233 million.
2019
£m
Amounts recognised on balance sheet
Right of use assets included in property, plant and equipment (2)	1,162
Additions to right of use assets	135
Lease liabilities (3)	(1,823)

The total cash outflow for leases is £222 million.

Notes:

(1)	Includes impairment of right of use assets of £86 million.
(2)	Includes right of use asset for plant and equipment of £23 million and depreciation of £5 million.
(3)	Contractual cashflows of lease liabilities is shown in Note 13.

2018
£m
Operating leases
Minimum rentals payable under non-cancellable leases (1)
- within 1 year	232
- after 1 year but within 5 years	736
- after 5 years	1,721
2,689

Note:

(1)Predominantly property leases.

Lessor

Acting as a lessor, RBS Group provides asset finance to its customers. It purchases plant, equipment and intellectual property, renting them to customers under lease arrangements that, depending on their terms, qualify as either operating or finance leases.

2019
£m
Amounts included in consolidated income statement
Finance leases
Finance income on the net investment in leases	314

Operating leases
Lease income	27

2019
£m
Amount recievable under finance leases
Within 1 year	3,388
1 to 2 years	2,229
2 to 3 years	1,733
3 to 4 years	758
4 to 5 years	682
After 5 years	1,758
Lease payments total	10,548
Unguaranteed residual values	(215)
Future drawdowns	(30)
Unearned income	(1,196)
Present value of lease payments	9,107
Impairments	(110)
Net investment in finance leases	8,997

	2018
	Finance lease contracts and hire purchase agreements
	Gross	Present value	Other	Future	Present
	amounts	adjustments	movements	Drawdowns	value
	£m	£m	£m	£m	£m
Within 1 year	3,237	(208)	(123)	(70)	2,836
1 to 5 years	4,566	(370)	(100)	—	4,096
After 5 years	1,935	(710)	(38)	—	1,187
Total	9,738	(1,288)	(261)	(70)	8,119

The total present value of finance lease contracts and hire purchase agreements excludes £62m of impairment allowance.

The following tables show undiscounted lease receivables from operating leases:

2019
£m
Amounts recievable under operating leases
Within 1 year	154
1 to 2 years	123
2 to 3 years	83
3 to 4 years	48
4 to 5 years	17
After 5 years	12
Total	437

2018
£m
Within 1 year	139
1 to 5 years	325
After 5 years	49
Total	513

	2019	2018
Nature of operating lease assets on the balance sheet	£m	£m
Transportation	334	313
Cars and light commercial vehicles	24	11
Other	295	285
	653	609

Residual value exposures

The table below gives details of the unguaranteed residual value included in the carrying value of finance lease receivables and operating lease assets.

	2018
	Year in which residual value will be recovered
		After 1 year	After 2 years
	Within 1	but within	but within	After 5
	year	2 years	5 years	years	Total
	£m	£m	£m	£m	£m
Operating leases
- transportation	25	15	94	14	148
- cars and light commercial vehicles	1	1	2	—	4
- other	26	19	37	10	92
Finance lease contracts	68	32	67	38	205
Hire purchase agreements	55	2	—	—	57
	175	69	200	62	506